Intangible Assets Other Than Goodwill (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Software USD ($)	Mar. 31, 2012 Software JPY (¥)	Mar. 31, 2011 Software JPY (¥)	Mar. 31, 2012 Leasehold USD ($)	Mar. 31, 2012 Leasehold JPY (¥)	Mar. 31, 2011 Leasehold JPY (¥)	Mar. 31, 2012 Other Intangible Assets USD ($)	Mar. 31, 2012 Other Intangible Assets JPY (¥)	Mar. 31, 2011 Other Intangible Assets JPY (¥)
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	$ 950,646	¥ 77,953,000	¥ 72,492,000	$ 417,329	¥ 34,221,000	¥ 33,367,000	$ 107,732	¥ 8,834,000	¥ 8,926,000	$ 425,585	¥ 34,898,000	¥ 30,199,000
Accumulated amortization	(403,683)	(33,102,000)	(31,508,000)	(240,963)	(19,759,000)	(17,531,000)	(22,171)	(1,818,000)	(1,585,000)	(140,549)	(11,525,000)	(12,392,000)
Net carrying amount	546,963	44,851,000	40,984,000	176,366	14,462,000	15,836,000	85,561	7,016,000	7,341,000	285,036	23,373,000	17,807,000
Other intangible assets not subject to amortization	159,781	13,102,000	12,987,000
Total other intangible assets	$ 706,744	¥ 57,953,000	¥ 53,971,000